Annual Fund Operating Expenses - PIMCO Long-Term Real Return Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.10%	[1]
Total Annual Fund Operating Expenses	0.60%
I-2
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.10%	[1]
Total Annual Fund Operating Expenses	0.70%
Administrative
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.10%	[1]
Total Annual Fund Operating Expenses	0.85%

[1]	“Other Expenses” include interest expense of 0.10%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses are 0.50%, 0.60% and 0.75% for Institutional Class, I-2 and Administrative Class shares, respectively.